Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 359,299	$ 305,001
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	123,200	168,600
COLOMBIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	65,100	56,100
COLOMBIA | Expiry Between 2025 and 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	46,200
COLOMBIA | No Expiry
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	18,900
GUYANA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	71,000	71,000
SWITZERLAND
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital loss carry-forwards	$ 7,000	$ 6,600